UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	Prudential Government Money Market Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2020

Date of reporting period:	1/31/2020

Item 1 – Reports to Stockholders

PGIM GOVERNMENT MONEY MARKET FUND

SEMIANNUAL REPORT

JANUARY 31, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of January 31, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Government Money Market Fund informative and useful. The report covers performance for the six-month period ended January 31, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Government Money Market Fund

March 16, 2020

PGIM Government Money Market Fund	3

Your Fund’s Performance

Yields will fluctuate from time to time, and past performance does not guarantee future results. The Fund is subject to periodic adjustments to its expense budget during the fiscal year which may affect its reported 7-day current yield. Current performance may be lower or higher than the past performance data quoted. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. For the most recent month-end performance update, call (800) 225-1852 or visit our website at pgiminvestments.com.

Fund Facts as of 1/31/20
	7-Day Current Yield (%)	Net Asset Value (NAV) ($)	Weighted Avg. Maturity (WAM)	Net Assets (Millions) ($)
Class A	0.98	1.00	23 Days	354.6
Class B	0.84	1.00	23 Days	10.0
Class C	0.95	1.00	23 Days	7.7
Class Z	1.20	1.00	23 Days	77.1
iMoneyNet, Inc. Government & Agency Retail Avg.*	1.02	N/A	28 Days	N/A

*iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. This is based on the data of all funds in the iMoneyNet, Inc. Government & Agency Retail Average category as of January 28, 2020.

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Money Market Fund Yield Comparison

Weighted Average Maturity* (WAM) Comparison

The graphs portray weekly 7-day current yields and weekly WAMs for PGIM Government Money Market Fund (Class Z shares—yields only) and the iMoneyNet, Inc. Government & Agency Retail Average every Tuesday from January 29, 2019 to January 28, 2020, the closest dates prior to the beginning and end of the Fund’s reporting period. Note: iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. As a result, the data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of January 31, 2020.

PGIM Government Money Market Fund	5

Your Fund’s Performance (continued)

*Weighted Average Maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding, or redemption provision.

The yield figures take into account applicable sales charges and fees, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z
Maximum initial sales charge	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.125%	None	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through reinvestment of dividends and/or capital gains. Effective on or about June 26, 2020, all issued and outstanding Class B shares will be automatically converted to Class A shares. See the supplement included with this shareholder report for details.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Presentation of Fund Holdings

Ten Largest Holdings	Interest Rate	Maturity Date	% of Net Assets
Federal Home Loan Bank	1.557%	02/14/2020	4.7%
Federal Home Loan Bank	1.556%	02/13/2020	4.7%
Federal Home Loan Mortgage Corp.	1.580%	02/12/2020	4.5%
Federal Home Loan Bank	1.595%	03/06/2020	3.3%
Federal Home Loan Bank	1.560%	02/19/2020	3.0%
U.S. Treasury Bills	1.562%	02/13/2020	2.7%
Federal Home Loan Mortgage Corp.	1.600%	07/10/2020	2.3%
Bank of America Securities, Inc.	1.590%	02/03/2020	2.3%
Federal Home Loan Bank	1.572%	03/20/2020	2.2%
Federal Home Loan Bank	1.584%	02/28/2020	2.1%

Holdings reflect only short-term Investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Government Money Market Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Government Money Market Fund		Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,006.40	0.65%	$3.28
	Hypothetical	$1,000.00	$1,021.87	0.65%	$3.30
Class B	Actual	$1,000.00	$1,005.60	0.81%	$4.08
	Hypothetical	$1,000.00	$1,021.06	0.81%	$4.12
Class C	Actual	$1,000.00	$1,005.90	0.74%	$3.73
	Hypothetical	$1,000.00	$1,021.42	0.74%	$3.76
Class Z	Actual	$1,000.00	$1,007.50	0.43%	$2.17
	Hypothetical	$1,000.00	$1,022.97	0.43%	$2.19

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2020, and divided by the 366 days in the Fund's fiscal year ending July 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of January 31, 2020

Description				Principal Amount (000)#	Value
SHORT-TERM INVESTMENTS 102.7%

REPURCHASE AGREEMENT(m) 2.3%
Bank of America Securities, Inc.,
1.59%, dated 01/31/20, due 02/03/20 in the amount of $10,516,393 (amortized cost $10,515,000)				10,515	$10,515,000

	Interest Rate		Maturity Date

U.S. GOVERNMENT AGENCY OBLIGATIONS 91.7%
Federal Farm Credit Bank, 1 Month LIBOR + (0.050)% (Cap N/A, Floor 0.000%)	1.599	%(c)	05/29/20	5,000	4,999,186
Federal Farm Credit Bank, 1 Month LIBOR + (0.080)% (Cap N/A, Floor 0.000%)	1.604	(c)	05/11/20	2,000	1,999,407
Federal Farm Credit Bank, 1 Month LIBOR + (0.050)% (Cap N/A, Floor 0.000%)	1.604	(c)	07/21/20	6,000	6,000,114
Federal Farm Credit Bank, Secured Overnight Financing Rate+ 0.030% (Cap N/A, Floor 0.000%)	1.610	(c)	02/06/20	1,500	1,499,998
Federal Farm Credit Bank, 1 Month LIBOR + (0.045)% (Cap N/A, Floor 0.000%)	1.616	(c)	02/25/20	4,000	4,000,000
Federal Farm Credit Bank, US Federal Funds Effective Rate+ 0.030% (Cap N/A, Floor 0.000%)	1.630	(c)	07/28/20	4,500	4,500,000
Federal Farm Credit Bank, 1 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)	1.658	(c)	05/18/20	4,000	3,999,912
Federal Farm Credit Bank, Secured Overnight Financing Rate+ 0.080% (Cap N/A, Floor 0.000%)	1.660	(c)	01/14/21	1,000	1,000,000
Federal Farm Credit Bank, 1 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)	1.661	(c)	06/25/20	5,675	5,674,666
Federal Farm Credit Bank, 1 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)	1.661	(c)	09/25/20	3,500	3,499,626
Federal Farm Credit Bank, 1 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)	1.677	(c)	04/14/20	9,000	9,000,000
Federal Farm Credit Bank, 1 Month LIBOR + (0.050)% (Cap N/A, Floor 0.000%)	1.684	(c)	02/04/20	5,000	5,000,000
Federal Farm Credit Bank, 1 Month LIBOR + (0.040)% (Cap N/A, Floor 0.000%)	1.694	(c)	02/06/20	6,000	5,999,992
Federal Farm Credit Bank, 1 Month LIBOR + 0.010% (Cap N/A, Floor 0.000%)	1.694	(c)	08/12/20	4,000	3,999,892
Federal Farm Credit Bank, 1 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)	1.699	(c)	07/09/20	6,000	5,999,873
Federal Farm Credit Bank, 1 Month LIBOR + 0.050% (Cap N/A, Floor 0.000%)	1.704	(c)	02/21/20	2,500	2,500,092

See Notes to Financial Statements.

PGIM Government Money Market Fund	9

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Farm Credit Bank, 1 Month LIBOR + 0.050% (Cap N/A, Floor 0.000%)	1.727	%(c)	02/10/20	3,000	$3,000,054
Federal Farm Credit Bank, 1 Month LIBOR + 0.110% (Cap N/A, Floor 0.000%)	1.771	(c)	03/25/21	4,500	4,499,323
Federal Farm Credit Bank	2.034	(s)	02/20/20	1,000	998,939
Federal Home Loan Bank	0.000	(p)	04/05/21	6,000	6,000,000
Federal Home Loan Bank	1.544	(s)	04/08/20	6,000	5,982,826
Federal Home Loan Bank	1.551	(s)	02/05/20	6,000	5,998,970
Federal Home Loan Bank	1.556	(s)	02/13/20	21,000	20,989,130
Federal Home Loan Bank	1.557	(s)	02/14/20	21,300	21,288,056
Federal Home Loan Bank	1.559	(s)	04/22/20	4,000	3,986,023
Federal Home Loan Bank	1.560	(s)	02/19/20	13,600	13,589,426
Federal Home Loan Bank	1.565	(s)	04/17/20	6,000	5,980,240
Federal Home Loan Bank	1.571	(s)	04/24/20	6,000	5,978,351
Federal Home Loan Bank	1.572	(s)	03/20/20	10,000	9,979,107
Federal Home Loan Bank	1.574	(s)	02/07/20	3,000	2,999,215
Federal Home Loan Bank	1.577	(s)	02/21/20	1,500	1,498,691
Federal Home Loan Bank	1.579	(s)	02/10/20	1,500	1,499,409
Federal Home Loan Bank	1.579	(s)	02/18/20	2,000	1,998,512
Federal Home Loan Bank	1.579	(s)	05/01/20	6,000	5,976,405
Federal Home Loan Bank	1.584	(s)	02/28/20	9,600	9,588,635
Federal Home Loan Bank	1.589	(s)	02/03/20	9,000	8,999,207
Federal Home Loan Bank	1.595	(s)	03/06/20	15,000	14,977,503
Federal Home Loan Bank, Secured Overnight Financing Rate+ 0.020%	1.600	(c)	05/22/20	6,000	6,000,000
Federal Home Loan Bank	1.602	(s)	02/26/20	5,000	4,994,458
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.025% (Cap N/A, Floor 0.000%)	1.605	(c)	04/22/20	9,000	8,999,339
Federal Home Loan Bank, Secured Overnight Financing Rate+ 0.030% (Cap N/A, Floor 0.000%)	1.610	(c)	03/06/20	3,000	3,000,000
Federal Home Loan Bank, Secured Overnight Financing Rate+ 0.030% (Cap N/A, Floor 0.000%)	1.610	(c)	03/27/20	3,000	3,000,020
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.035% (Cap N/A, Floor 0.000%)	1.615	(c)	05/08/20	7,500	7,499,781
Federal Home Loan Bank	1.620		03/02/20	5,000	4,999,966
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.040% (Cap N/A, Floor 0.000%)	1.620	(c)	08/25/20	4,000	4,000,211
Federal Home Loan Bank, Secured Overnight Financing Rate+ 0.045% (Cap N/A, Floor 0.000%)	1.625	(c)	08/14/20	8,000	8,000,000
Federal Home Loan Bank, Secured Overnight Financing Rate+ 0.045% (Cap N/A, Floor 0.000%)	1.625	(c)	09/28/20	2,000	2,000,000
Federal Home Loan Bank, 1 Month LIBOR + (0.055)% (Cap N/A, Floor 0.000%)	1.629	(c)	03/12/20	4,000	3,999,839

See Notes to Financial Statements.

10

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Bank, Secured Overnight Financing Rate+ 0.050% (Cap N/A, Floor 0.000%)	1.630	%(c)	01/22/21	9,000	$8,998,180
Federal Home Loan Bank, Secured Overnight Financing Rate+ 0.060% (Cap N/A, Floor 0.000%)	1.640	(c)	05/06/20	4,500	4,500,000
Federal Home Loan Bank, 1 Month LIBOR + (0.010)% (Cap N/A, Floor 0.000%)	1.649	(c)	04/24/20	4,500	4,500,000
Federal Home Loan Bank, 1 Month LIBOR + (0.030)% (Cap N/A, Floor 0.000%)	1.654	(c)	08/12/20	5,500	5,498,405
Federal Home Loan Bank, 1 Month LIBOR + (0.050)% (Cap N/A, Floor 0.000%)	1.684	(c)	06/05/20	7,500	7,500,000
Federal Home Loan Bank	1.690		04/15/20	6,000	5,999,845
Federal Home Loan Bank, Secured Overnight Financing Rate+ 0.110% (Cap N/A, Floor 0.000%)	1.690	(c)	06/10/20	1,000	1,000,249
Federal Home Loan Bank	1.690		07/14/20	2,750	2,750,000
Federal Home Loan Bank, Secured Overnight Financing Rate+ 0.120% (Cap N/A, Floor 0.000%)	1.700	(c)	10/07/20	3,000	3,000,000
Federal Home Loan Bank, 1 Month LIBOR + 0.050% (Cap N/A, Floor 0.000%)	1.711	(c)	03/25/20	4,000	4,000,000
Federal Home Loan Bank, 3 Month LIBOR + (0.210)% (Cap N/A, Floor 0.000%)	1.718	(c)	06/22/20	3,000	2,998,794
Federal Home Loan Bank, 3 Month LIBOR + (0.175)% (Cap N/A, Floor 0.000%)	1.729	(c)	05/08/20	3,500	3,499,424
Federal Home Loan Bank	1.750		08/26/20	2,000	1,999,982
Federal Home Loan Bank, 3 Month LIBOR + (0.120)% (Cap N/A, Floor 0.000%)	1.789	(c)	11/03/20	5,000	5,000,532
Federal Home Loan Bank, 3 Month LIBOR + 0.125% (Cap N/A, Floor 0.000%)	2.034	(c)	07/01/20	2,000	2,002,046
Federal Home Loan Mortgage Corp.	1.606	(s)	02/26/20	5,000	4,994,444
Federal Home Loan Mortgage Corp.	1.652	(s)	03/18/20	5,000	4,989,522
Federal Home Loan Mortgage Corp., MTN, Secured Overnight Financing Rate+ 0.000% (Cap N/A, Floor 0.000%)	1.580	(c)	02/12/20	20,000	20,000,000
Federal Home Loan Mortgage Corp., MTN, Secured Overnight Financing Rate+ 0.005% (Cap N/A, Floor 0.000%)	1.585	(c)	05/20/20	2,200	2,199,826
Federal Home Loan Mortgage Corp., MTN, Secured Overnight Financing Rate+ 0.020% (Cap N/A, Floor 0.000%)	1.600	(c)	07/10/20	10,500	10,498,384
Federal Home Loan Mortgage Corp., MTN, Secured Overnight Financing Rate+ 0.025% (Cap N/A, Floor 0.000%)	1.605	(c)	05/22/20	6,000	5,999,526
Federal Home Loan Mortgage Corp., MTN, Secured Overnight Financing Rate+ 0.030% (Cap N/A, Floor 0.000%)	1.610	(c)	02/05/21	8,000	7,995,102

See Notes to Financial Statements.

PGIM Government Money Market Fund	11

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp., MTN, Secured Overnight Financing Rate+ 0.030% (Cap N/A, Floor 0.000%)	1.610	%(c)	02/19/21	4,000	$3,998,721
Federal Home Loan Mortgage Corp., MTN, Secured Overnight Financing Rate+ 0.040% (Cap N/A, Floor 0.000%)	1.620	(c)	09/10/20	4,500	4,500,000
Federal National Mortgage Assoc., Secured Overnight Financing Rate+ 0.060% (Cap N/A, Floor 0.000%)	1.640	(c)	07/30/20	2,000	2,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (amortized cost $412,397,376)					412,397,376

U.S. TREASURY OBLIGATIONS 8.7%
U.S. Treasury Bills	1.524	(s)	03/10/20	7,000	6,988,769
U.S. Treasury Bills	1.533	(s)	04/16/20	5,000	4,984,094
U.S. Treasury Bills	1.534	(s)	03/17/20	4,000	3,992,350
U.S. Treasury Bills	1.549	(s)	03/31/20	6,000	5,985,580
U.S. Treasury Bills	1.562	(s)	02/13/20	12,000	11,993,775
U.S. Treasury Bills	1.674	(s)	04/09/20	5,000	4,984,322

TOTAL U.S. TREASURY OBLIGATIONS (amortized cost $38,928,890)					38,928,890

TOTAL INVESTMENTS 102.7% (amortized cost $461,841,266)(d)					461,841,266
Liabilities in excess of other assets (2.7)%					(12,350,223)

NET ASSETS 100.0%					$449,491,043

Below is a list of the abbreviation(s) used in the semiannual report:

FHLB—Federal Home Loan Bank

GNMA—Government National Mortgage Association

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2020.
(d)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(m)

Repurchase agreements are collateralized by FHLB (coupon rate 0.000%, maturity date 04/22/20) and GNMA (coupon rates 1.500%-9.000%, maturity dates 01/15/21-08/20/48) with the aggregate value, including accrued interest, of $10,725,889.

(p)	Interest rate not available as of January 31, 2020.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

See Notes to Financial Statements.

12

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Repurchase Agreement	$—	$10,515,000	$—
U.S. Government Agency Obligations	—	412,397,376	—
U.S. Treasury Obligations	—	38,928,890	—

Total	$—	$461,841,266	$—

Sector Allocations:

The sector allocations of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2020 were as follows:

U.S. Government Agency Obligations	91.7%
U.S. Treasury Obligations	8.7
Repurchase Agreement	2.3

102.7
Liabilities in excess of other assets	(2.7)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

PGIM Government Money Market Fund	13

Schedule of Investments (unaudited) (continued)

as of January 31, 2020

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(1)	Net Amount
Repurchase Agreements	Bank of America Securities, Inc.	$10,515,000	$(10,515,000)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

14

Statement of Assets and Liabilities (unaudited)

as of January 31, 2020

Assets
Investments, at amortized cost which approximates fair value:	$461,841,266
Cash	1,235
Receivable for Fund shares sold	1,438,634
Interest receivable	475,184
Prepaid expenses	2,135

Total Assets	463,758,454

Liabilities
Payable for investments purchased	11,985,580
Payable for Fund shares reacquired	1,763,112
Management fee payable	153,275
Accrued expenses and other liabilities	143,613
Dividends payable	117,227
Affiliated transfer agent fee payable	54,388
Distribution fee payable	50,216

Total Liabilities	14,267,411

Net Assets	$449,491,043

Net assets were comprised of:
Common stock, at par ($0.001 par value; 20 billion shares authorized for issuance)	$449,497
Paid-in capital in excess of par	449,066,193
Total distributable earnings (loss)	(24,647)

Net assets, January 31, 2020	$449,491,043

See Notes to Financial Statements.

PGIM Government Money Market Fund	15

Statement of Assets and Liabilities (unaudited)

as of January 31, 2020

Class A
Net asset value, offering price and redemption price per share,
($354,619,908 ÷ 354,624,460 shares of common stock issued and outstanding)	$1.00

Class B
Net asset value, offering price and redemption price per share,
($ 10,005,543 ÷ 10,003,562 shares of common stock issued and outstanding)	$1.00

Class C
Net asset value, offering price and redemption price per share,
($7,747,389 ÷ 7,746,994 shares of common stock issued and outstanding)	$1.00

Class Z
Net asset value, offering price and redemption price per share,
($77,118,203 ÷ 77,122,462 shares of common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

16

Statement of Operations (unaudited)

Six Months Ended Ended January 31, 2020

Net Investment Income (Loss)
Interest income	$4,584,107

Expenses
Management fee	776,838
Distribution fee(a)	241,360
Transfer agent’s fees and expenses (including affiliated expense of $135,076)(a)	315,444
Custodian and accounting fees	43,647
Shareholders’ reports	42,488
Registration fees(a)	34,094
Audit fee	12,365
Legal fees and expenses	11,607
Directors’ fees	9,769
Miscellaneous	7,648

Total expenses	1,495,260

Net investment income (loss)	3,088,847

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	32,053

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,120,900

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Z
Distribution fee	241,360	—	—	—
Transfer agent’s fees and expenses	279,057	15,200	6,468	14,719
Registration fees	10,505	7,796	8,011	7,782

See Notes to Financial Statements.

PGIM Government Money Market Fund	17

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2020	Year Ended July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,088,847	$8,484,331
Net realized gain (loss) on investment transactions	32,053	32,828

Net increase (decrease) in net assets resulting from operations	3,120,900	8,517,159

Dividends and Distributions
Distributions from distributable earnings
Class A	(2,443,155)	(6,551,512)
Class B	(59,001)	(181,914)
Class C	(46,806)	(185,277)
Class Z	(597,133)	(1,598,037)

	(3,146,095)	(8,516,740)

Fund share transactions (at $1.00 per share)
Net proceeds from shares sold	1,021,032,147	1,402,514,601
Net asset value of shares issued in reinvestment of dividends and distributions	2,916,313	8,077,464
Cost of shares reacquired	(1,018,564,989)	(1,454,882,577)

Net increase (decrease) in net assets from Fund share transactions	5,383,471	(44,290,512)

Total increase (decrease)	5,358,276	(44,290,093)

Net Assets:
Beginning of period	444,132,767	488,422,860

End of period	$449,491,043	$444,132,767

See Notes to Financial Statements.

18

Notes to Financial Statements (unaudited)

Prudential Government Money Market Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Company consists of one series: PGIM Government Money Market Fund (the “Fund”).

The investment objective of the Fund is maximum current income consistent with stability of capital and the maintenance of liquidity.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of

PGIM Government Money Market Fund	19

Notes to Financial Statements (unaudited) (continued)

Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

The Fund’s securities of sufficient credit quality are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 5% of its net assets in illiquid securities. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in

20

private placements under Section 4(2) of the Securities Act of 1933, may be deemed liquid by the Fund’s subadviser under the guidelines adopted by the Directors. However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

PGIM Government Money Market Fund	21

Notes to Financial Statements (unaudited) (continued)

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund declares daily dividends from net investment income and net realized short-term capital gains, if any, to its shareholders on record at the time of such declaration. Payment of dividends is made monthly. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. The Manager pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

22

The management fee paid to the Manager is accrued daily and payable monthly, at an annual rate of 0.50% of average daily net assets on the first $50 million and 0.30% of average daily net assets in excess of $50 million. The effective management fee rate was 0.32% for the reporting period ended January 31, 2020.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of Class B, Class C and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.125% of the average daily net assets of the Class A shares.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission, the Company’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended January 31, 2020, no 17a-7 transactions were entered into by the Fund.

PGIM Government Money Market Fund	23

Notes to Financial Statements (unaudited) (continued)

4. Tax Information

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2019 are subject to such review.

5. Capital and Ownership

The Fund offers Class A, Class B, Class C and Class Z shares. Class B, Class C and Class Z shares are not subject to any distribution and/or service fees and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 20 billion shares of common stock, $0.001 par value per share, designated as shares of the Fund. The shares are further classified and designated as follows:

Class A	11,000,000,000
Class B	1,000,000,000
Class C	1,000,000,000
Class Z	2,000,000,000
Class T	5,000,000,000

The Fund currently does not have any Class T shares outstanding.

As of January 31, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	18,897,390	5%
Class B	1,688	— %*
Class Z	6,034,108	8%

*	Amount represents less than 1% of outstanding shares.

24

At reporting period end, the number of shareholding holding greater that 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	2	56%

Transactions in shares of common stock (at $1 net asset value per share) were as follows:

Class A	Shares	Amount
Six months ended January 31, 2020:
Shares sold	1,005,787,868	$1,005,787,831
Shares issued in reinvestment of dividends and distributions	2,225,399	2,225,399
Shares reacquired	(1,002,090,457)	(1,002,090,457)

Net increase (decrease) in shares outstanding before conversion	5,922,810	5,922,773
Shares issued upon conversion from other share class(es)	288,996	288,996

Net increase (decrease) in shares outstanding	6,211,806	$6,211,769

Year ended July 31, 2019:
Shares sold	1,364,412,279	$1,364,412,283
Shares issued in reinvestment of dividends and distributions	6,132,551	6,132,551
Shares reacquired	(1,405,597,731)	(1,405,597,726)

Net increase (decrease) in shares outstanding before conversion	(35,052,901)	(35,052,892)
Shares issued upon conversion from other share class(es)	2,535,910	2,535,910
Shares reacquired upon conversion into other share class(es)	(128,533)	(128,538)

Net increase (decrease) in shares outstanding	(32,645,524)	$(32,645,520)

Class B
Six months ended January 31, 2020:
Shares sold	278,610	$278,610
Shares issued in reinvestment of dividends and distributions	56,342	56,342
Shares reacquired	(1,147,646)	(1,147,647)

Net increase (decrease) in shares outstanding	(812,694)	$(812,695)

Year ended July 31, 2019:
Shares sold	1,765,734	$1,765,733
Shares issued in reinvestment of dividends and distributions	175,460	175,460
Shares reacquired	(3,426,470)	(3,426,469)

Net increase (decrease) in shares outstanding before conversion	(1,485,276)	(1,485,276)
Shares reacquired upon conversion into other share class(es)	(223,334)	(223,334)

Net increase (decrease) in shares outstanding	(1,708,610)	$(1,708,610)

PGIM Government Money Market Fund	25

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended January 31, 2020:
Shares sold	2,180,659	$2,180,659
Shares issued in reinvestment of dividends and distributions	45,468	45,468
Shares reacquired	(2,119,940)	(2,119,936)

Net increase (decrease) in shares outstanding before conversion	106,187	106,191
Shares reacquired upon conversion into other share class(es)	(288,992)	(288,996)

Net increase (decrease) in shares outstanding	(182,805)	$(182,805)

Year ended July 31, 2019:
Shares sold	12,777,975	$12,777,979
Shares issued in reinvestment of dividends and distributions	177,208	177,208
Shares reacquired	(12,620,708)	(12,620,096)

Net increase (decrease) in shares outstanding before conversion	334,475	335,091
Shares reacquired upon conversion into other share class(es)	(2,311,964)	(2,312,576)

Net increase (decrease) in shares outstanding	(1,977,489)	$(1,977,485)

Class Z
Six months ended January 31, 2020:
Shares sold	12,785,047	$12,785,047
Shares issued in reinvestment of dividends and distributions	589,104	589,104
Shares reacquired	(13,206,948)	(13,206,949)

Net increase (decrease) in shares outstanding before conversion	167,203	167,202
Shares issued upon conversion from other share class(es)	335	335
Shares reacquired upon conversion into other share class(es)	(335)	(335)

Net increase (decrease) in shares outstanding	167,203	$167,202

Year ended July 31, 2019:
Shares sold	23,558,637	$23,558,606
Shares issued in reinvestment of dividends and distributions	1,592,245	1,592,245
Shares reacquired	(33,238,286)	(33,238,286)

Net increase (decrease) in shares outstanding before conversion	(8,087,404)	(8,087,435)
Shares issued upon conversion from other share class(es)	139,156	139,156
Shares reacquired upon conversion into other share class(es)	(10,618)	(10,618)

Net increase (decrease) in shares outstanding	(7,958,866)	$(7,958,897)

6. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, the risks discussed below:

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

26

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

7. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

8. Subsequent Event

Subsequent to January 31, 2020 the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak.

There are meaningful direct and indirect effects developing particularly with companies in which we invest, which may have an impact on the valuation of these companies. The Manager will continue to monitor the impact of COVID-19.

PGIM Government Money Market Fund	27

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,
	2020(a)		2019(a)	2018(a)	2017(a)		2016(a)		2015
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Net investment income (loss) and net realized gain (loss) on investment transactions	0.01		0.02	0.01	-	(b)	-	(b)	-	(b)
Dividends to shareholders	(0.01)		(0.02)	(0.01)	-	(b)	-	(b)	-	(b)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total Return(c):	0.64%		1.69%	0.82%	0.05%		0.01%		0.01%

Ratios/Supplemental Data:
Net assets, end of period (000)	$354,620		$348,427	$381,073	$433,113		$504,907		$485,752
Average net assets (000)	$384,078		$390,207	$440,589	$478,071		$513,050		$485,946
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.65%	(e)	0.64%	0.61%	0.56%		0.31%		0.16%
Expenses before waivers and/or expense reimbursement	0.65%	(e)	0.64%	0.61%	0.62%		0.60%		0.62%
Net investment income (loss)	1.24%	(e)	1.67%	0.81%	0.05%		0.01%		0.01%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.

See Notes to Financial Statements.

28

Class B Shares
	Six Months Ended January 31,		Year Ended July 31,
	2020(a)		2019(a)	2018(a)	2017(a)		2016(a)		2015
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Net investment income (loss) and net realized gain (loss) on investment transactions	0.01		0.02	0.01	-	(b)	-	(b)	-	(b)
Dividends to shareholders	(0.01)		(0.02)	(0.01)	-	(b)	-	(b)	-	(b)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total Return(c):	0.56%		1.57%	0.79%	0.09%		0.01%		0.01%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,006		$10,819	$12,527	$15,713		$18,821		$20,868
Average net assets (000)	$10,474		$11,689	$14,499	$17,505		$20,770		$23,124
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.81%	(e)	0.77%	0.65%	0.52%		0.31%		0.16%
Expenses before waivers and/or expense reimbursement	0.81%	(e)	0.77%	0.65%	0.52%		0.48%		0.50%
Net investment income (loss)	1.10%	(e)	1.55%	0.76%	0.08%		0.01%		0.01%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.

See Notes to Financial Statements.

PGIM Government Money Market Fund	29

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,
	2020(a)		2019(a)	2018(a)	2017(a)		2016(a)		2015
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Net investment income (loss) and net realized gain (loss) on investment transactions	0.01		0.02	0.01	-	(b)	-	(b)	-	(b)
Dividends to shareholders	(0.01)		(0.02)	(0.01)	-	(b)	-	(b)	-	(b)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total Return(c):	0.59%		1.69%	0.84%	0.09%		0.01%		0.01%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,747		$7,931	$9,908	$12,632		$15,650		$18,271
Average net assets (000)	$7,826		$10,913	$11,277	$14,606		$19,016		$16,085
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.74%	(e)	0.65%	0.60%	0.52%		0.31%		0.16%
Expenses before waivers and/or expense reimbursement	0.74%	(e)	0.65%	0.60%	0.52%		0.48%		0.50%
Net investment income (loss)	1.17%	(e)	1.69%	0.81%	0.08%		0.01%		0.01%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.

See Notes to Financial Statements.

30

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,
	2020(a)		2019(a)	2018(a)	2017(a)		2016(a)		2015
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Net investment income (loss) and net realized gain (loss) on investment transactions	0.01		0.02	0.01	-	(b)	-	(b)	-	(b)
Dividends to shareholders	(0.01)		(0.02)	(0.01)	-	(b)	-	(b)	-	(b)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total Return(c):	0.75%		1.91%	1.01%	0.09%		0.01%		0.01%

Ratios/Supplemental Data:
Net assets, end of period (000)	$77,118		$76,956	$84,915	$88,718		$110,920		$127,826
Average net assets (000)	$79,366		$84,238	$85,131	$98,278		$115,952		$125,188
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.43%	(e)	0.43%	0.42%	0.52%		0.31%		0.16%
Expenses before waivers and/or expense reimbursement	0.43%	(e)	0.43%	0.42%	0.52%		0.48%		0.50%
Net investment income (loss)	1.47%	(e)	1.89%	1.00%	0.08%		0.01%		0.01%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.

See Notes to Financial Statements.

PGIM Government Money Market Fund	31

Supplement dated December 18, 2019

to the Currently Effective Summary Prospectus, Prospectus

and Statement of Additional Information of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

The Board of Directors/Trustees for each Fund listed below has approved the conversion of all issued and outstanding Class B shares of the Funds to Class A shares of the same Fund, effective on or about June 26, 2020.

As a result, effective on or about the close of business on June 26, 2020, all of the issued and outstanding Class B shares of a Fund will be converted into Class A shares of that Fund with the same relative aggregate net asset value as the Class B shares held immediately prior to the conversion. Class A shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than Class B shares. No sales load, fee, or other charge will be imposed on the conversion of these shares. Class A shares are not subject to the contingent deferred sales charge (if any) currently charged on the redemption of Class B shares. Please refer to your Fund’s Prospectus for more information regarding Class A shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

LR1263

The Prudential Investment Portfolios, Inc.

PGIM Balanced Fund

PGIM Jennison Focused Value Fund

PGIM Jennison Growth Fund

Prudential Investment Portfolios 3

PGIM Jennison Focused Growth Fund

PGIM QMA Large-Cap Value Fund

PGIM Real Assets Fund

Prudential Investment Portfolios 4

PGIM Muni High Income Fund

Prudential Investment Portfolios 5

PGIM Jennison Diversified Growth Fund

Prudential Investment Portfolios 6

PGIM California Muni Income Fund

Prudential Investment Portfolios 7

PGIM Jennison Value Fund

Prudential Investment Portfolios 9

PGIM QMA Large-Cap Core Equity Fund

Prudential Investment Portfolios, Inc. 10

PGIM Jennison Global Equity Income Fund

PGIM QMA Mid-Cap Value Fund

Prudential Investment Portfolios 12

PGIM Global Real Estate Fund

PGIM US Real Estate Fund

Prudential Investment Portfolios, Inc. 14

PGIM Government Income Fund

Prudential Investment Portfolios, Inc. 15

PGIM High Yield Fund

Prudential Investment Portfolios 16

PGIM Income Builder Fund

Prudential Investment Portfolios, Inc. 17

PGIM Total Return Bond Fund

Prudential Investment Portfolios 18

PGIM Jennison 20/20 Focus Fund

Prudential Global Total Return Fund, Inc.

PGIM Global Total Return Fund

Prudential Jennison Blend Fund, Inc.

PGIM Jennison Blend Fund

Prudential Jennison Mid-Cap Growth Fund, Inc.

PGIM Jennison Mid-Cap Growth Fund

Prudential Jennison Natural Resources Fund, Inc.

PGIM Jennison Natural Resources Fund

Prudential Jennison Small Company Fund, Inc.

PGIM Jennison Small Company Fund

Prudential Government Money Market Fund, Inc.

PGIM Government Money Market Fund

Prudential National Muni Fund, Inc.

PGIM National Muni Fund

Prudential Sector Funds, Inc.

PGIM Jennison Financial Services Fund

PGIM Jennison Health Sciences Fund

PGIM Jennison Utility Fund

Prudential Short-Term Corporate Bond Fund, Inc.

PGIM Short-Term Corporate Bond Fund

Prudential World Fund, Inc.

PGIM QMA International Equity Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website at sec.gov.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Government Money Market Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files a complete schedule of portfolio holdings with the Commission monthly on Form N-MFP. The Commission delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Form N-MFP filings (along with the Fund’s annual report filed on Form N-CSR and semi-annual report filed on Form N-CSRS) are available on the Commission’s website at sec.gov. The Fund’s complete holdings are also available on pgiminvestments.com.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM GOVERNMENT MONEY MARKET FUND - PURCHASE

SHARE CLASS	A	B	C	Z
NASDAQ	PBMXX	N/A	N/A	PMZXX
CUSIP	74440W409	N/A	N/A	74440W805

PGIM GOVERNMENT MONEY MARKET FUND - EXCHANGE

SHARE CLASS	A	B	C	Z
NASDAQ	MJAXX	MJBXX	MJCXX	PMZXX
CUSIP	74440W102	74440W201	74440W300	74440W805

MF108E2

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(4)	Registrant’s Independent Public Accountant, attached as Exhibit 99.ACCT

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Government Money Market Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	March 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 18, 2020

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial Officer

Date:	March 18, 2020